U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

1.       Name and address of Issuer:

         Nomura Pacific Basin Fund, Inc.
         180 Maiden Lane
         New York, New York  10038

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

         Nomura Pacific Basin Fund, Inc.

3.       Investment Company Act File Number:  811-4269

         Securities Act File Number:  2-96612

4.       (a) Last day of fiscal year for which this Form is filed: 3/31/98

         (b) [X] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

         (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fees:

         (i)      Aggregate sales price of securities sold during
                  the fiscal year pursuant to Section 24(f):                                     $0

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:                                            $5,499,073

         (iii)    Aggregate price of securities redeemed or repurchased during any prior  fiscal  year ending no earlier  than  October 31,
                  1995, that were not previously used to reduce
                  registration fees payable to the Commission:                                   $12,360,445

         (iv)     Total available redemption credits [add Items 5(ii)
                  and 5(iii)]:                                                                   $17,859,518

         (v)      Net sales - if Item 5(i) is greater than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(i)]:                                          $0


         (vi)     Redemption  credits  available  for use in future years - if
                  Item 5(i) is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(i)]:                                          $17,859,518

         (vii)    Multiplier for determining registration fee
                  (see instruction C.9):                                                         .000278

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii) (enter "0" if no fee is due)]:                                  $0

6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 124,678

         If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 4,209,545

7.       Interest due - if this Form is being filed more than 90 days
         after the end of the issuer's fiscal year (see instruction D):                          $0

8.       Total of the amount of the registration fee due plus any

         interest due [line 5(viii) plus line 7]:                                                $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery:

         [  ]  Wire Transfer

         [  ]  Mail or other means

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

By  (Signature and Title)

     /s/ John F. Wallace
     ---------------------
     John F. Wallace
     Senior Vice President

Date:   March 17, 1999